Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Balance Sheet Components [Abstract]
BALANCE SHEET COMPONENTS

NOTE 5 — BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2024	December 31, 2023
Other receivables	$49,121	$100,036
Prepaid expenses	253,758	206,377
Prepaid legal expenses	16,917	59,903
Prepaid expenses and other assets	$319,796	$366,316

Other assets

Other assets include the long-term prepaid portion of $114,286 relating to the Spartan Consulting Agreement (defined in Note 11).

Equipment

Equipment consisted of the following:

	June 30, 2024	December 31, 2023
Equipment	$12,370	$12,370
Less: accumulated depreciation	(11,123)	(10,649)
Equipment, net	$1,247	$1,721

Depreciation expense for the three months ended June 30, 2024 and 2023 was $237 and $526, respectively. Depreciation expense for the six months ended June 30, 2024, and 2023 was $474 and $1,052, respectively.

Accounts payable and accrued liabilities

	June 30, 2024	December 31, 2023
Accounts payable	$484,206	$475,553
Other accrued liabilities	275,574	127,284
Accrued payroll and bonuses	482,457	791,280
Accounts payable and accrued liabilities	$1,242,237	$1,394,117

NOTE 5 — BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2023	2022
Other receivables	$100,036	$25,079
Prepaid expenses	206,377	205,784
Prepaid legal expenses	59,902	18,182
Prepaid expenses and other assets	$366,316	$249,045

Equipment

Equipment consisted of the following:

	December 31,
	2023	2022
Equipment	$12,370	$12,370
Less: accumulated depreciation	(10,649)	(8,546)
Equipment, net	$1,721	$3,824

Depreciation expense for the years ended December 31, 2023, and 2022 was $2,103 and $8,547, respectively.

Accounts payable and accrued liabilities

	December 31,
	2023	2022
Accounts payable	$475,553	$2,016,057
Other accrued liabilities	127,284	278,664
Accrued payroll and bonuses	791,280	550,660
Accounts payable and accrued liabilities	$1,394,117	$2,845,381